Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Detail) - Recurring [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	$ 825,977
Fair value assets, ending balance	788,959
Fair value liabilities, beginning balance	649,934
Fair value liabilities, ending balance	630,984
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	3,634	$ 2,447
Gains (losses) included in earnings	(118)	(111)
Gains (losses) included in OCI	(29)	21
Purchases (issuances)	266	1,419
Settlement (sales) and other	(203)	86
Transfers into Level 3	48	56
Transfers out of Level 3	224	148
Fair value assets, ending balance	3,822	4,066
Gains (losses) included in earnings for positions still held	(41)	(57)
Fair value liabilities, beginning balance	(383)	(241)
Gains (losses) included in earnings	(47)	(20)
Gains (losses) included in OCI	3	1
Purchases (issuances)	(122)	(35)
Settlement (sales) and other	13	2
Transfers into Level 3	(1)	(34)
Transfers out of Level 3	108	77
Fair value liabilities, ending balance	(429)	(250)
Gains (losses) included in earnings for positions still held	(33)	(14)
Level 3 [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	644	576
Gains (losses) included in OCI		23
Settlement (sales) and other	(4)	(2)
Fair value assets, ending balance	640	597
Level 3 [member] | Mortgage-backed securities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	29	28
Gains (losses) included in OCI	1
Fair value assets, ending balance	30	28
Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	149	151
Gains (losses) included in OCI	3	(1)
Settlement (sales) and other	(4)	(1)
Fair value assets, ending balance	148	149
Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	466	397
Gains (losses) included in OCI	(4)	24
Settlement (sales) and other		(1)
Fair value assets, ending balance	462	420
Level 3 [member] | Interest rate contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(662)	(859)
Gains (losses) included in earnings	80	5
Gains (losses) included in OCI		5
Purchases (issuances)	12	(20)
Settlement (sales) and other	16	173
Transfers into Level 3	17	18
Transfers out of Level 3	2	24
Fair value assets, ending balance	(535)	(654)
Gains (losses) included in earnings for positions still held	84	8
Level 3 [member] | Foreign exchange contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(49)	(132)
Gains (losses) included in earnings	(11)	5
Gains (losses) included in OCI	1	8
Purchases (issuances)	5	4
Settlement (sales) and other	5	37
Transfers out of Level 3		15
Fair value assets, ending balance	(49)	(63)
Gains (losses) included in earnings for positions still held	(11)	8
Level 3 [member] | Other contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(438)	(785)
Gains (losses) included in earnings	(123)	(55)
Gains (losses) included in OCI	14	17
Purchases (issuances)	(15)	(8)
Settlement (sales) and other	(2)	62
Transfers into Level 3	(7)	(31)
Transfers out of Level 3	222	253
Fair value assets, ending balance	(349)	(547)
Gains (losses) included in earnings for positions still held	(71)	(26)
Level 3 [member] | Valuation adjustments [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	3	53
Purchases (issuances)	1
Settlement (sales) and other		(36)
Fair value assets, ending balance	4	17
Level 3 [member] | Other assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	11	15
Settlement (sales) and other	(1)	(2)
Fair value assets, ending balance	10	13
Level 3 [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,859	1,692
Gains (losses) included in earnings	(46)	(52)
Gains (losses) included in OCI	(8)	(7)
Purchases (issuances)	165	1,193
Settlement (sales) and other	(193)	(120)
Transfers into Level 3	38	28
Transfers out of Level 3		(137)
Fair value assets, ending balance	1,815	2,597
Gains (losses) included in earnings for positions still held	(44)	(15)
Level 3 [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,266	1,887
Gains (losses) included in earnings	(18)	(14)
Gains (losses) included in OCI	(36)	(25)
Purchases (issuances)	98	250
Settlement (sales) and other	(24)	(26)
Transfers into Level 3		41
Transfers out of Level 3		(7)
Fair value assets, ending balance	2,286	2,106
Gains (losses) included in earnings for positions still held	1	(32)
Level 3 [member] | Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance		4
Settlement (sales) and other		(4)
Level 3 [member] | Trading Securities [member] | Asset-backed securities, Non-CDO securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance		2
Settlement (sales) and other		(2)
Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance		7
Transfers out of Level 3		(7)
Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,266	1,874
Gains (losses) included in earnings	(18)	(14)
Gains (losses) included in OCI	(36)	(25)
Purchases (issuances)	98	250
Settlement (sales) and other	(24)	(20)
Transfers into Level 3		41
Fair value assets, ending balance	2,286	2,106
Gains (losses) included in earnings for positions still held	1	(32)
Level 3 [member] | Deposits - Personal [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(383)	(241)
Gains (losses) included in earnings	(47)	(20)
Gains (losses) included in OCI	3	1
Purchases (issuances)	(122)	(35)
Settlement (sales) and other	13	2
Transfers into Level 3	(1)	(34)
Transfers out of Level 3	108	77
Fair value liabilities, ending balance	(429)	(250)
Gains (losses) included in earnings for positions still held	$ (33)	$ (14)